Accounts receivable - Summary of Gross Value of Overdue Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	€ 452	€ 455	€ 549
Less than 1 month
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	118	169	271
1 to 3 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	161	151	97
3 to 6 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	87	67	52
6 to 12 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	35	12	34
Later than 12 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	€ 51	€ 56	€ 95